Acquisition	12 Months Ended
Dec. 31, 2011
Acquisitions Of Distributors [Abstract]
Acquisitions Of Distributors [Text Block]
3.	Acquisition

During the year ended 2011, the Company acquired the businesses of two sub-distributors and one vendor engaged in packaging of Chinese traditional herbs.  The acquisitions were structured in such a manner that the Company assumed liabilities equal to the estimated fair value of the assets acquired.  No additional consideration was paid, or is payable.  The following summarizes the major class of assets acquired and liabilities assumed at the date of acquisition:

Cash	$36,502
Accounts receivable	4,737,280
Inventory	751,112
Other current assets (a)	5,724,522
Property, plant and equipment	35,006
Account payables	(1,783,102)
Other current liabilities (b)	(9,501,320)

Net assets acquired	$-

(a) Includes amounts due from the Company of $5,397,757 that are eliminated in consolidation.
(b) Includes amounts due to the Company of $4,127,756 that are eliminated in consolidation.

In order to complement the existing store network and help the company to establish a presence in new markets, the Company selectively acquired retail drugstores in both rural and urban areas of Guangxi province. The Company targeted retail stores in prime locations with good brand names, well-developed facilities and customer bases. The Company acquired certain chain stores successively during 2010 as follows:

On February 28, 2010, the Company entered an agreement with Liuzhou City Wubaitang Medical Chain Store Co., Ltd. (柳州市伍佰堂医药连锁有限公司) for the purchase of thirty retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $2,495,431 (equivalent to RMB16,482,375). The transaction was completed on April 1, 2010.

On March 29, 2010, the Company entered an agreement with Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. (昭平县老百姓大药房连锁有限公司) for the purchase of eighteen retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $640,206 (equivalent to RMB4,228,573). The transaction was completed on May 1, 2010.
On April 25, 2010, the Company entered an agreement with Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. (來宾腾飞药业连锁有限公司) for the purchase of eleven retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $1,286,301 (equivalent to RMB8,496,044). The transaction was completed on April 1, 2010.
On September 19, 2010, the Company entered an agreement with Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. (广西三乐大药房连锁有限责任公司) for the purchase of fifteen retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $715,208 (equivalent to RMB 4,723,969). The transaction was completed on October 1, 2010.
On September 20, 2010, the Company entered an agreement with Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. (融水县九州医药连锁有限公司) for the purchase of eighteen retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $900,598 (equivalent to RMB5,948,459). The transaction was completed on October 1, 2010.

The following table summarizes the allocation of the purchase price reflecting the amounts of each major class of assets acquired and liabilities assumed at the date of acquisition of the above acquisitions:

Assets
Inventory	$3,053,859
Furniture, fixtures and equipment, net	2,386,782
VAT Recoverable	144,654
Goodwill	452,449

Net assets acquired	$6,037,744

Cash paid for acquisition	$6,037,744

As of December 31, 2010, the consolidated balance sheet includes goodwill identified upon the above acquisitions amounting to $452,449 which represents the excess of the purchase price over the fair value of the identifiable net assets acquired.

The Company with advice from an independent appraiser has identified all assets acquired including intangible assets which meet either the separability criterion or the contractual-legal criterion in accordance with FASB ASC 805 as of the date of acquisition. No significant identifiable intangible assets inclusive of trademark, product licenses and customers contracts were identified and recognized.